Members’ Deficit (Details) - Manscaped Holdings, LLC [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Members’ Deficit (Details) [Line Items]
Additional paid in capital	$ 10.6
Share based liabilities to additional paid-in capital	351.8
Share based compensation expense	$ 4.1